Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.89%
Consumer discretionary: 5.12%
Diversified consumer services: 1.70%
Liberty Live Holdings, Inc. Class C†	47,742	$4,493,000
Hotels, restaurants & leisure: 2.02%
Dutch Bros, Inc. Class A†	58,544	2,965,839
Genius Sports Ltd.†	165,495	733,143
Wingstop, Inc.	10,515	1,629,509
		5,328,491
Household durables: 1.40%
Taylor Morrison Home Corp. Class A†	63,465	3,696,202
Consumer staples: 1.09%
Consumer staples distribution & retail: 1.09%
Chefs’ Warehouse, Inc.†	48,245	2,868,165
Energy: 0.33%
Oil, gas & consumable fuels: 0.33%
Centrus Energy Corp. Class A†	5,106	886,351
Financials: 4.96%
Capital markets: 2.28%
Hamilton Lane, Inc. Class A	19,874	1,975,476
Miami International Holdings, Inc.†	103,946	4,045,578
		6,021,054
Consumer finance: 0.41%
Dave, Inc.†	6,281	1,093,459
Financial services: 0.57%
Shift4 Payments, Inc. Class A†	34,713	1,518,000
Insurance: 1.70%
Ethos Technologies, Inc. Class A†	118,246	1,320,808
Skyward Specialty Insurance Group, Inc.†	72,318	3,158,850
		4,479,658
Health care: 26.12%
Biotechnology: 5.61%
ADMA Biologics, Inc.†	199,405	1,796,639
Ascendis Pharma AS ADR†	19,462	4,451,543
Bridgebio Pharma, Inc.†	37,848	2,810,593
Twist Bioscience Corp.†	38,327	1,821,299
Vericel Corp.†	70,120	2,255,760
Xenon Pharmaceuticals, Inc.†	28,993	1,685,943
		14,821,777
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies: 3.68%
Glaukos Corp.†	40,812	$4,393,820
iRhythm Holdings, Inc.†	45,131	5,326,360
		9,720,180
Health care providers & services: 12.04%
Alignment Healthcare, Inc.†	207,588	3,657,701
BrightSpring Health Services, Inc.†	123,081	5,244,481
Castle Biosciences, Inc.†	71,143	1,746,561
Ensign Group, Inc.	36,769	7,408,954
Guardant Health, Inc.†	46,681	4,311,924
HealthEquity, Inc.†	50,827	4,247,612
RadNet, Inc.†	92,587	5,174,687
		31,791,920
Life sciences tools & services: 1.48%
Bio-Techne Corp.	36,221	1,892,910
Repligen Corp.†	17,021	2,005,414
		3,898,324
Pharmaceuticals: 3.31%
Ligand Pharmaceuticals, Inc.†	23,249	4,641,663
Tarsus Pharmaceuticals, Inc.†	58,269	4,087,570
		8,729,233
Industrials: 36.36%
Aerospace & defense: 8.57%
AAR Corp.†	40,237	4,404,342
ATI, Inc.†	27,494	3,999,277
Carpenter Technology Corp.	16,797	6,620,538
Kratos Defense & Security Solutions, Inc.†	34,583	2,438,447
Mercury Systems, Inc.†	61,843	4,508,973
York Space Systems, Inc.†	29,518	654,414
		22,625,991
Building products: 3.70%
Armstrong World Industries, Inc.	16,072	2,648,666
Modine Manufacturing Co.†	32,919	7,133,876
		9,782,542
Commercial services & supplies: 2.19%
Casella Waste Systems, Inc. Class A†	72,826	5,778,015
Construction & engineering: 5.98%
Argan, Inc.	7,897	4,301,101
Construction Partners, Inc. Class A†	63,655	7,073,344
Legence Corp. Class A†	78,025	4,405,291
		15,779,736
See accompanying notes to portfolio of investments
2 | Allspring VT Small Cap Growth Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Electrical equipment: 4.49%
American Superconductor Corp.†	56,964	$1,928,231
Amprius Technologies, Inc.†	165,215	2,785,525
Bloom Energy Corp. Class A†	39,934	5,410,658
Power Solutions International, Inc.†	28,557	1,738,550
		11,862,964
Ground transportation: 1.39%
Saia, Inc.†	10,464	3,675,794
Machinery: 3.83%
CECO Environmental Corp.†	65,295	3,890,276
RBC Bearings, Inc.†	11,449	6,218,181
		10,108,457
Marine transportation: 1.32%
Kirby Corp.†	26,201	3,481,589
Professional services: 0.58%
Andersen Group, Inc. Class A†	55,880	1,519,936
Trading companies & distributors: 4.31%
Applied Industrial Technologies, Inc.	19,044	5,052,754
SiteOne Landscape Supply, Inc.†	25,244	3,360,229
Xometry, Inc. Class A†	72,882	2,976,501
		11,389,484
Information technology: 19.71%
Communications equipment: 1.85%
Applied Optoelectronics, Inc.†	8,145	688,985
Viavi Solutions, Inc.†	126,195	4,199,770
		4,888,755
Electronic equipment, instruments & components: 8.34%
Advanced Energy Industries, Inc.	7,033	2,269,619
Celestica, Inc.†	7,137	2,010,350
Fabrinet†	15,573	8,121,631
Frequency Electronics, Inc.†	25,395	1,123,983
Mirion Technologies, Inc. Class A†	228,613	4,249,915
Novanta, Inc.†	17,507	2,067,752
Sanmina Corp.†	16,812	2,179,508
		22,022,758
IT services: 1.89%
DigitalOcean Holdings, Inc.†	58,101	4,983,904
Semiconductors & semiconductor equipment: 5.13%
Credo Technology Group Holding Ltd.†	19,656	1,845,109
Impinj, Inc.†	17,901	1,838,433
Rambus, Inc.†	22,576	1,942,213
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Semtech Corp.†	68,780	$5,288,494
SiTime Corp.†	7,613	2,629,150
		13,543,399
Software: 2.50%
JFrog Ltd.†	33,298	1,562,675
Pegasystems, Inc.	33,167	1,411,588
Procore Technologies, Inc.†	41,167	2,346,519
ServiceTitan, Inc. Class A†	20,059	1,272,944
		6,593,726
Real estate: 1.35%
Real estate management & development: 1.35%
Cushman & Wakefield Ltd.†	290,432	3,560,696
Utilities: 1.85%
Independent power and renewable electricity producers: 1.85%
Talen Energy Corp.†	15,270	4,874,642
Total common stocks (Cost $213,589,082)		255,818,202

		Yield
Short-term investments: 2.90%
Investment companies: 2.90%
Allspring Government Money Market Fund Select Class♠∞		3.60%	7,658,807	7,658,807
Total short-term investments (Cost $7,658,807)				7,658,807
Total investments in securities (Cost $221,247,889)	99.79%			263,477,009
Other assets and liabilities, net	0.21			565,757
Total net assets	100.00%			$264,042,766

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,283,985	$25,012,535	$(20,637,713)	$0	$0	$7,658,807	7,658,807	$62,625
See accompanying notes to portfolio of investments
4 | Allspring VT Small Cap Growth Fund

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$13,517,693	$0	$0	$13,517,693
Consumer staples	2,868,165	0	0	2,868,165
Energy	886,351	0	0	886,351
Financials	13,112,171	0	0	13,112,171
Health care	68,961,434	0	0	68,961,434
Industrials	96,004,508	0	0	96,004,508
Information technology	52,032,542	0	0	52,032,542
Real estate	3,560,696	0	0	3,560,696
Utilities	4,874,642	0	0	4,874,642
Short-term investments
Investment companies	7,658,807	0	0	7,658,807
Total assets	$263,477,009	$0	$0	$263,477,009
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring VT Small Cap Growth Fund | 5